Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	¥ 781,235	$ 111,715	¥ 849,450
Right-of-use assets	47,827	6,839	56,109
Goodwill	24,694	3,531	24,694
Other intangible assets	65,936	9,429	75,998
Investment in a joint venture	33,030	4,723	32,717
Financial assets at fair value through profit or loss (“FVTPL”)	4,000	572	1,141
Deferred tax assets	31,957	4,570	44,236
Other non-current assets	30,725	4,394	59,303
Total non-current assets	1,019,404	145,773	1,143,648
CURRENT ASSETS
Inventories	28,618	4,092	6,597
Trade receivables, net	252,938	36,170	83,143
Prepayments, other receivables and other assets	192,532	27,532	123,211
Cash and bank balances	2,470,085	353,217	1,261,211
Total current assets	2,944,173	421,011	1,474,162
CURRENT LIABILITIES
Trade payables	106,740	15,264	91,966
Other payables and accruals	276,666	39,563	258,098
Contract liabilities	37,485	5,360	37,485
Interest-bearing bank and other borrowings	1,222,481	174,812	779,062
Total current liabilities	1,643,372	234,999	1,166,611
NET CURRENT ASSETS	1,300,801	186,012	307,551
TOTAL ASSETS LESS CURRENT LIABILITIES	2,320,205	331,785	1,451,199
NON-CURRENT LIABILITIES
Contract liabilities	210,224	30,062	248,460
Interest-bearing bank and other borrowings	757,238	108,284	889,435
Deferred tax liabilities			5,368
Deferred income	6,500	929	27,500
Other non-current liabilities	12,031	1,720	6,274
Total non-current liabilities	985,993	140,995	1,177,037
Commitments and contingencies
TOTAL LIABILITIES	2,629,365	375,994	2,343,648
EQUITY
Ordinary shares (par value of US$0.0001 per share as of December 31, 2024 and 2025; 315,224,993 and 373,321,692 shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	256	37	214
Treasury shares	(2,961)	(423)	(8)
Share premium	8,916,853	1,275,093	6,545,129
Capital and reserves	(397,276)	(56,810)	(384,515)
Exchange fluctuation reserve	(179,086)	(25,609)	(126,071)
Accumulated losses	(7,013,324)	(1,002,892)	(5,770,555)
Equity attributable to ordinary equity holders of the Company	1,324,462	189,396	264,194
Non-controlling interests	9,750	1,394	9,968
Total equity	¥ 1,334,212	$ 190,790	¥ 274,162